Consolidated And Combined Income Statements (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated And Combined Income Statements [Abstract]
Excise taxes	$ 1,884,035,000	$ 1,962,660,000	$ 1,831,550,000